Taxes - Unrecognized tax benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 705	$ 733	$ 669
Net change due to acquisitions and divestments, Unrecognized tax benefits		(3)	17
Increase relating to prior year tax positions, Unrecognized tax benefits	52	25	43
Decrease relating to prior year tax positions, Unrecognized tax benefits	(33)	(24)	(30)
Increase relating to current year tax positions, Unrecognized tax benefits	155	85	90
Decrease relating to current year tax positions, Unrecognized tax benefits		(1)	(1)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(38)	(19)	(18)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(62)	(36)	(46)
Exchange rate differences, Unrecognized tax benefits	(35)	(55)	9
Unrecognized tax benefits, balance at end of period	744	705	733
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	146	154	127
Net change due to acquisitions and divestments, penalties and interest		1	2
Increase relating to prior year tax positions, penalties and interest	38	39	36
Decrease relating to prior year tax positions, penalties and interest	(3)	(7)
Increase relating to current year tax positions, penalties and interest			4
Decrease due to settlements with tax authorities, penalties and interest	(13)	(10)	(5)
Decrease as a result of the applicable statute of limitations, penalties and interest	(15)	(19)	(13)
Exchange rate differences, penalties and interest	(8)	(12)	3
Ending balance of penalties and interest related to unrecognized tax benefits	145	146	154
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	851	887	796
Net change due to acquisitions and divestments		(2)	19
Increase relating to prior year tax positions	90	64	79
Decrease relating to prior year tax positions	(36)	(31)	(30)
Increase relating to current year tax positions	155	85	94
Decrease relating to current year tax positions		(1)	(1)
Decrease due to settlements with tax authorities	(51)	(29)	(23)
Decrease as a result of the applicable statute of limitations	(77)	(55)	(59)
Exchange rate differences	(43)	(67)	12
Balance at end, which would, if recognized, affect the effective tax rate	889	851	887
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	127	$ 56	$ 62
Expected resolution of uncertain tax positions, pending cases	$ 17